UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     September 30, 2006

Check here if Amendment  (    ) ;       Amendment Number:
This Amendment    (Check only one.)  :  (    )   is a restatement.
                                        (    )   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Commonfund Asset Management Company, Inc.
Address:     15 Old Danbury Road
             P. O. Box 812
             Wilton, CT  06897-0812

Form 13F File Number:     28 - 06755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Michael H. Strauss
Title:       Chief Operating Officer, Commonfund Asset Management Company, Inc.
Phone:       203-563-5127

Signature, Place, and Date of Signing:

/s/Michael H. Strauss           Wilton, CT                11/10/06
(Signature)                     (City, State)             (Date)

Report Type      (Check only one.):

(     )   13F HOLDINGS REPORT.     (Check here if all holdings of this
          reporting manager are reported in this report.)

(     )   13F NOTICE.   (Check here if no holdings reported are in this report,
          and all holdings are reported by other reporting manager(s).)

(  X  )   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                27

Form 13F Information Table Entry Total:           1

Form 13F Information Table Value Total:           $3,471
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number    Name of Sub-adviser
1          28-6538                 AEW Capital Management, L.P.
2          28-2616                 Angelo, Gordon & Co., L.P.
3          28-06126                Armstrong Shaw Associates
4          28-05508                Aronson Partners
5          28-06044                Clarion CRA Securities LP
6          28-06233                Cliffwood Partners LLC
7          28-03121                David M. Knott
8          28-05268                De Prince, Race & Zollo, Inc.
9          28-06035                D.G. Capital Management, Inc.
10         28-02602                Edgewood Management Company
11         28-01185                Frontier Capital Management Co.
12         28-04981                Goldman Sachs Asset Management
13         28-03377                Grantham, Mayo, Van Otterloo & Co. LLC
14         28-2013                 Harris Associates, L.P.
15         28-10706                IronBridge Capital Management
16         28-00074                Jennison Associates
17         none                    Lloyd George Management
18         28-398                  Loomis Sayles & Co.
19         28-06748                Marsico Asset Management, LLC
20         28-04632                Martingale Asset Management
21         28-03791                Pzena Investment Management
22         28-1399                 Southeastern Asset Management, Inc.
23         28-01693                Steinberg Priest & Sloane Capital Management, LLC
24         28-00620                The Boston Company Asset Management, LLC
25         28-02927                Water Street Capital Inc.
26         28-517                  Wellington Management Company, LLP
27         28-1700                 Western Asset Management Company


                          Form 13(f) Information Table



Column 1            Column 2        Column 3   Column 4  Column 5                     Column 6     Column 7    Column 8

                                               Value     Shares    Shares/   Put/     Investment   Other       Voting Authority
Name of Issuer      Title of Class  Cusip      (x$1000)  or PRN    PRN       Call     Discretion   Managers    Sole   Shared   None
                                                          Amt.
Tenaris SA          Sponsored ADR   88031M109  2,718     76,848    SH                 Defined       No          x
Cia Siderurgica     Sponsored ADR   20440W105  753       26,500    SH                 Defined       No          x

